SCHEDULE OF MINERAL PROPERTY INTERESTS (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Sub-total, Mineral Property Interests	$ 230,395	$ 190,395
Total Mineral Property and Royalty Interests	1,295,395	780,395	$ 720,395
Sub-total, Royalty Interests	1,065,000	590,000
Lazy Cliams [Member]
Sub-total, Mineral Property Interests
Loman [Member]
Sub-total, Mineral Property Interests	10,395	10,395	10,395
Agai Pah [Member]
Sub-total, Mineral Property Interests	80,000	60,000	40,000
Belshazzar [Member]
Sub-total, Mineral Property Interests	80,000	60,000	40,000
Swales [Member]
Sub-total, Mineral Property Interests	60,000	60,000	40,000
Oling house [Member]
Sub-total, Mineral Property Interests		240,000	240,000
Sub-total, Royalty Interests	240,000	240,000
Palmetto Project [Member]
Sub-total, Mineral Property Interests		350,000	$ 350,000
Palmetto [Member]
Sub-total, Royalty Interests	350,000	350,000
Lapon Canyon Including Sleeper Claims [Member]
Sub-total, Royalty Interests	325,000
Pikes Peak [Member]
Sub-total, Royalty Interests	$ 150,000